REVENUE - Schedule of revenue streams and disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Main revenue streams
Commissions	$ 120,957	$ 16,427
Fee Income	711	88
Other	13	44
Total Revenue	121,681	16,559
Revenue from Contracts with Customers	121,668	16,515
Other	13	44
Total Revenues	121,681	16,559
Goods or services transferred at point in time [Member]
Main revenue streams
Revenue from Contracts with Customers	$ 121,668	$ 16,515